Income Taxes (Schedule of Significant Components of Deferred Tax Assets and Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Non-current deferred tax assets:
Accruals and others	¥ 4,468	$ 650	¥ 13,828
Net operating loss carry forwards	1,180,159	171,647	1,164,433
Carryforwards of deductible advertising expenses	9,842	1,431	9,159
Allowance for doubtful accounts	12,957	1,885	11,452
Subtotal	1,207,426	175,613	1,198,872
Less: valuation allowance	(1,207,426)	(175,613)	(1,198,872)
Total non-current deferred tax assets, net	0	0	0
Non-current deferred tax liabilities:
Recognition of intangible assets arising from business combination	(19,855)	(2,888)	(21,142)
Total non-current deferred tax assets, net	¥ (19,855)	$ (2,888)	¥ (21,142)